BANK INDEBTEDNESS AND LONG-TERM DEBT - Narrative (Details) € in Thousands, ฿ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands		2 Months Ended	12 Months Ended
	Dec. 04, 2025 CAD ($)	May 28, 2026 CAD ($)	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 THB (฿)	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 AUD ($)	Dec. 20, 2024 CAD ($)	Dec. 19, 2024 CAD ($)	Aug. 21, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 1,274,725,000	$ 1,543,678,000
Letters of credit			283,871,000	279,383,000
Repayments of non-current borrowings			331,424,000	573,777,000
Current borrowings			6,744,000	27,271,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred	$ 2,640,000
Utilized amount			200,000,000
Letters of credit			$ 0	0
Credit Facility | Borrowing Transactions
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings		$ 50,000,000
Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Letters of credit usage fee, percentage			1.45%		1.45%	1.45%	1.45%	1.45%	1.45%
Borrowings usage fee, percentage			0.97%		0.97%	0.97%	0.97%	0.97%	0.97%
Standby fee, percentage			0.29%		0.29%	0.29%	0.29%	0.29%	0.29%
Credit Facility | Bottom of range | Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Credit Facility | Bottom of range | SOFR, EURIBOR or SONIA Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.45%		1.45%	1.45%	1.45%	1.45%	1.45%
Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Letters of credit usage fee, percentage			3.00%		3.00%	3.00%	3.00%	3.00%	3.00%
Borrowings usage fee, percentage			2.00%		2.00%	2.00%	2.00%	2.00%	2.00%
Standby fee, percentage			0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Credit Facility | Top of range | Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.00%		2.00%	2.00%	2.00%	2.00%	2.00%
Credit Facility | Top of range | SOFR, EURIBOR or SONIA Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			3.00%		3.00%	3.00%	3.00%	3.00%	3.00%
Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 200,000,000	452,248,000
Secured Committed Revolving Line of Credit
Disclosure of detailed information about borrowings [line items]
Principal amount	900,000,000
Secured Term Credit Facility
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 150,000,000
Other Facilities , Including Bank Indebtedness | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.10%		3.10%	3.10%	3.10%	3.10%	3.10%
Other Facilities , Including Bank Indebtedness | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.75%		6.75%	6.75%	6.75%	6.75%	6.75%
Other Facilities , Including Bank Indebtedness | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 8,664,000
Letters of credit			0	0
Additional credit facilities available			110,897,000
Euro Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available | €					€ 40,029
U.S. Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available						$ 24,000
Thai Baht Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available | ฿							฿ 110,000
British Pound Sterling Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available | £								£ 2,500
Yuan Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available | £								£ 5,000
Australian Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available									$ 1,000
Canadian Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Additional credit facilities available			1,873,000
Other Facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt			1,920,000	2,129,000
Senior Notes
Disclosure of detailed information about borrowings [line items]
Principal amount			350,000
Borrowing costs incurred			$ 8,100
Borrowings, interest rate			4.125%		4.125%	4.125%	4.125%	4.125%	4.125%
Borrowings, redemption price, percentage			101.00%		101.00%	101.00%	101.00%	101.00%	101.00%
Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 1,087,954,000	$ 1,104,740,000
CAD Senior Notes
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 600,000	$ 200,000	$ 400,000
Borrowing costs incurred			$ 9,604,000
Borrowings, interest rate												6.50%
Borrowings, redemption price, percentage											101.00%
Borrowings, premium										$ 1,250,000